OPERATING LEASE COMMITMENT	12 Months Ended
Dec. 31, 2011
Leases, Operating [Abstract]
Operating Leases of Lessor Disclosure [Text Block]
29	OPERATING LEASE COMMITMENT

Total future minimum lease payments under non-cancelable operating leases are as follows:

December 31, 2011
Year ended December 31
2012	$589,663
2013	456,569
2014	420,043
2015	380,589
2016	308,189
Over 5 years	723,120
$2,878,173

The Group has entered into certain leasing arrangements relating to the lease of office premises. The offices and facilities are located in numerous cities in China and the headquarter is located in Fuzhou City, Fujian Province.